TRADE AND OTHER RECEIVABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables	$ 35,408	$ 20,964
Prepaid expenses	3,543	2,288
Value added tax	3,804	1,453
Other receivables	2,145	1,117
Taxes and social securities	1,258	1,797
Trade and other current receivables	$ 46,158	$ 27,619